S000076295 [Member] Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Bridge Builder Tax Managed Small/Mid Cap Fund | Bridge Builder Tax Managed Small/Mid Cap Fund
Prospectus [Line Items]
Annual Return [Percent]	5.93%	10.67%	16.30%